Commodity Derivative Gains (Losses)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Commodity Derivative Gains (Losses)	COMMODITY DERIVATIVE GAINS (LOSSES)

($ millions)	2019	2018
Realized gains (losses)	43.4	(259.8)
Unrealized gains (losses)	(104.4)	203.4
Commodity derivative losses	(61.0)	(56.4)